Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations related to purchase commitments

YEAR	PURCHASE COMMITMENTS(1)
2022	$295,529
2023	70,853
2024	64,105
2025	38,567
2026	7,646
Thereafter	855
$477,555
(1)Purchase commitments (i) include obligations for future construction costs associated with the expansion of our Global Data Center Business, which represent a significant amount of the purchase commitments due in 2022 and (ii) exclude our operating and financing lease obligations (see Note 2.i.).